Share-based payments (Tables)	12 Months Ended
Jun. 30, 2020
Text block [abstract]
Summary of share-based payments
The terms of the options were agreed by the directors on 4 January 2019, including immediate vesting of 50% of the options, with the remaining options to vest in equal portions over the following three years starting 4 January 2020. The options will expire on 4 January 2024. Because the options required shareholder approval they were not issued until that approval was granted on 13 November 2019, however the terms were as agreed on 4 January 2019.
2020

Tranche	Grant date	Expiry date	A$ Exercise price	Balance at the start of the year	Granted	Modified	Expired	Balance at the end of the year

1	04/03/2015	16/12/2019	$1.500	46,647	—	—	(46,647)	—
2	04/03/2015	18/12/2019	$1.500	19,952	—	—	(19,952)	—
3	24/06/2015	30/06/2020	$4.000	519,000	—	—	(519,000)	—
4	16/11/2015	16/11/2020	$2.200	236,667	—	—	—	236,667
5	18/03/2016	01/02/2021	$1.990	300,000	—	(300,000)	—	—
6	18/03/2016	01/02/2021	$1.990	200,000	—	(200,000)	—	—
7	18/03/2016	01/02/2021	$2.610	250,000	—	(250,000)	—	—
8	05/09/2016	05/09/2021	$1.630	50,000	—	—	—	50,000
9	12/10/2016	17/10/2021	$1.560	62,000	—	—	—	62,000
10	31/10/2016	01/11/2021	$1.380	12,500	—	—	—	12,500
11	21/11/2016	23/11/2021	$1.380	50,000	—	—	—	50,000
12	07/08/201 7	07/08/2022	$0.670	224,000	—	—	—	224,000
13	05/02/2018	05/02/2023	$0.780	440,000	—	—	—	440,000
14	04/01/2019	04/01/2024	$0.492	250,000	—	—	—	250,000
15	13/11/2019	04/01/2024	$0.492	—	—	1,200,000	—	1,200,000
16	13/01/2020	13/01/2025	$0.881	—	250,000	—	—	250,000

				2,660,766	250,000	450,000	(585,599)	2,775,167

Weighted average exercise price				$1.960	$0.880	$2.348	$3.716	$0.797

No options were exercised or
forfeited during the year.
At the end of the period the following outstanding options were vested and exercisable:
- Options in tranches 4, 8, 10, 11 and 13 were vested and exercisable
- Options in tranche 16 were unvested
- Options in the other tranches were vested as follows: 9: 75%, 12: 50% 14: 50% and 15: 67%. All were able to be exercised at year end.
All remaining options are expected to vest in future periods.

The weighted average remaining contractual life of options outstanding at the 30 June 2020 is 2.78 years.

2019

Tranche	Grant date	Expiry date	A$ Exercise price	Balance at the start of the year		Granted		Exercised		Forfeited on cessation of employment		Balance at the end of the year

1	04/03/2015	16/12/2019	$1.500		46,647		—		—		—		46,647
2	04/03/2015	18/12/2019	$1.500		19,952		—		—		—		19,952
3	24/06/2015	30/06/2020	$4.000		519,000		—		—		—		519,000
4	16/11/2015	16/11/2020	$2.200		236,667		—		—		—		236,667
5	18/03/2016	01/02/2021	$1.990		300,000		—		—		—		300,000
6	18/03/2016	01/02/2021	$1.990		200,000		—		—		—		200,000
7	18/03/2016	01/02/2021	$2.610		250,000		—		—		—		250,000
8	05/09/2016	05/09/2021	$1.630		50,000		—		—		—		50,000
9	12/10/2016	17/10/2021	$1.560		62,000		—		—		—		62,000
10	31/10/2016	01/11/2021	$1.380		12,500		—		—		—		12,500
11	21/11/2016	23/11/2021	$1.380		50,000		—		—		—		50,000
12	07/08/2017	07/08/2022	$0.670		224,000		—		—		—		224,000
13	05/02/2018	05/02/2023	$0.780		440,000		—		—		—		440,000
14	04/01/2019	04/01/2024	$0.492		—		250,000		—		—		250,000

					2,410,766		250,000		—		—		2,660,766

Weighted average exercise price				A$	2.120	A$	0.490	A$	0.000	A$	0.000	A$	1.960
At the end of the period the following options were vested and exercisable:
- Options from Tranche 1 to Tranche 6, Tranches 8, 10 and 11 were vested and exercisable
- Options in Tranches 7 and 14 were unvested
- Options from Tranche 9 and 13 were vested and exercisable as to 50%
- Options from Tranche 12 were vested and exercisable as to 25%
All remaining options are expected to vest in future periods. No options have expired during the financial year.
The weighted average remaining contractual life of options outstanding at the 30 June 2019 is 1.43 years.

Summary of valuation for each tranche of options
Based on the above assumptions, the table below sets out the valuation for each tranche of options:

Grant date	Expiry date	Share price at Grant Date	Exercise price	Volatility (%)	Remaining Life (years)	Risk free Rate (%)	Fair value per option

16/11/2015	16/11/2020	$0.140	$2.200	158.00%	0.37	2.04%	$1.280
05/09/2016	05/09/2021	$0.105	$1.630	122.00%	1.16	1.60%	$0.840
12/10/2016	17/10/2021	$0.098	$1.560	122.00%	1.29	1.89%	$0.780
31/10/2016	01/11/2021	$0.090	$1.380	122.00%	1.20	1.87%	$0.720
21/11/2016	23/11/2021	$0.092	$1.380	122.00%	1.20	2.10%	$0.730
07/08/2017	07/08/2022	$0.430	$0.670	74.50%	2.08	1.95%	$0.206
05/02/2018	05/02/2023	$0.500	$0.780	74.50%	2.58	1.95%	$0.200
04/01/2019	04/01/2024	$0.340	$0.493	74.50%	3.50	1.95%	$0.140
13/11/2019	13/11/2024	$0.410	$0.493	74.50%	4.20	1.95%	$0.180
13/01/2020	13/01/2025	$0.620	$0.881	74.50%	4.50	1.95%	$0.340